Variable Interest Entities	Nov. 18, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Variable Interest Entities
Note 16. Variable Interest Entities
There have been no significant changes regarding the entities the Companies consider VIEs as described in Note 15 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019.
Dominion Energy
At September 30, 2019 and December 31, 2018, Dominion Energy’s securities due within one year includes $31 million and $31 million, respectively, and long-term debt includes $290 million and $299 million, respectively, of debt issued by SBL Holdco, a VIE, net of issuance costs, that is nonrecourse to Dominion Energy and is secured by SBL Holdco’s interest in certain merchant solar facilities.
Virginia Power
Virginia Power had a long-term power and capacity contract with one
non-utility generator with an aggregate summer generation capacity of approximately 218 MW. In May 2019, Virginia Power entered into an agreement and paid $135 million to terminate the remaining contract with the non-utility generator, effective April 2019. A $135 million ($100 million after-tax) charge was recorded in impairment of assets and other charges in Virginia Power’s Consolidated Statements of Income during the second quarter of 2019. Virginia Power paid $13 million for electric capacity and $4 million for electric energy to the non-utility generator in the three months ended September 30, 2018. Virginia Power paid $13 million and $38 million for electric capacity and $1 million and $14 million for electric energy to the non-utility generator in the nine months ended September 30, 2019 and 2018, respectively.
Dominion Energy Gas
Dominion Energy Gas purchased shared services from DECGS and DEQPS of $4 million and $8 million for the three months ended September 30, 2019, $4 million and $7 million for the three months ended September 30, 2018, $13 million and $28 million for the nine months ended September 30, 2019 and $13 million and $22 million for the nine months ended September 30, 2018, respectively. Dominion Energy Gas’ Consolidated Balance Sheets included amounts due to DECGS and DEQPS of $10 million and $6 million at September 30, 2019 and December 31, 2018, respectively.
Virginia Power and Dominion Energy Gas
Virginia Power and Dominion Energy Gas purchased shared services from DES, an affiliated VIE, of $83 million and $25 million for the three months ended September 30, 2019, $79 million and $26 million for the three months ended September 30, 2018, $301 million and $92 million for the nine months ended September 30, 2019 and $251 million and $80 million for the nine months ended September 30, 2018, respectively. Virginia Power’s Consolidated Balance Sheets included amounts due to DES of $50 million and $107 million at September 30, 2019 and December 31, 2018, respectively, recorded in payables to affiliates. At September 30, 2019 and December 31, 2018, Dominion Energy Gas’ Consolidated Balance Sheets included amounts due to DES of $15 million and $44 million, recorded in payables to affiliates, and $8 million and $18 million, recorded in current liabilities of discontinued operations, respectively.